SUBSEQUENT EVENTS	12 Months Ended
Oct. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 12 – SUBSEQUENT EVENTS

Subsequent to the year ended October 31, 2023, the Company issued 74,500 shares of common stock under Regulation A for cash totaling $74,500.

Subsequent to the year ended October 31, 2023, the Company sold 50,000 shares of common stock under Regulation A offering to various shareholders for cash totaling $50,000. The shares have not yet been issued by the transfer agent as of the date of this filing.

Subsequent to the year ended October 31, 2023, the Company issued 17,001 shares of common stock under Regulation A for stock payables received during the year ended October 31, 2023.

Subsequent to the year ended October 31, 2023, there were developments related to the Company's property acquisition, as disclosed in Note 11:

Termination of Purchase and Sale Agreement (PSA): The specific conditions outlined in the Purchase and Sale Agreement (PSA) with TCF Elrod, LLC, dated August 28, 2023, were not met. Consequently, the Company exercised its option to terminate the PSA.

Earnest Money Deposit: In connection with the terminated PSA, the refundable earnest money deposit of $100,000, previously paid by the Company to TCF Elrod, LLC, was returned subsequent to the year ended October 31, 2023.

Extension of Promissory Notes:

On January 17, 2024, the Company entered into an Extension to Promissory Note (the "1st Extension") with HNO Green Fuels, pursuant to the terms set forth in the 1st Extension. The 1st Extension amends the Promissory Note issued on December 1, 2021, extending the Maturity Date to December 31, 2024. All prior defaults were waived by HNO Green Fuels.

On January 17, 2024, the Company entered into an Extension to Promissory Note (the "2nd Extension") with HNO Green Fuels, pursuant to the terms set forth in the 2nd Extension. The 2nd Extension amends the Promissory Note issued on September 29, 2022, extending the Maturity Date to December 31, 2024. All prior defaults were waived by HNO Green Fuels.

On January 17, 2024, the Company entered into an Extension to Promissory Note (the "3rd Extension") with HNO Green Fuels, pursuant to the terms set forth in the 3rd Extension. The 3rd Extension amends the Promissory Note issued on October 20, 2022, extending the Maturity Date to December 31, 2024. All prior defaults were waived by HNO Green Fuels.